6. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable And Accrued Expenses Tables
Related party payable and accrued expenses.

	December 31, 2013	December 31, 2012
Related party payable due to Lattimore Properties, Inc. for amounts paid on behalf of UREE- related party	$80,470	$—
Amounts due to Logic International Consulting Group, LLC under consulting agreement- related party	—	500,000
Other amounts due to related parties	—	6,391

	$80,470	$506,391